Additional Disclosures in the Statement Of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Reconciliation of Cash and Cash Equivalents
The table below presents the reconciliation between the item “Cash and cash equivalents” in the consolidated statement of cash flows and the relevant accounting items of the statement of financial position:

	12/31/2020	12/31/2019	12/31/2018
Cash and deposits in banks	129,967,486	137,066,430	156,581,272
Other debt securities	133,216,534	63,184,467	116,598,543
Loans and other financing	420,725	407,707	395,908

	263,604,745	200,658,604	273,575,723

Summary of Additional Information on Operational Cash Flows Interest
The following table shows additional information on operational cash flows interest:

	12/31/2020	12/31/2019	12/31/2018
Interest paid	(37,603,924)	(98,212,186)	(49,046,442)
Interest collected	154,361,748	194,953,457	155,601,438

Summary of Additional Information of Changes in Liabilities Arising from Financing Activities
The following table shows further information of changes in liabilities arising from financing activities for the year ended December 31, 2020 (lease liabilities changes are disclosed in note 13):

	Financing received from the Central Bank of Argentina and other financial entities	Issued Corporate Bonds	Subordinated Corporate Bonds
Opening balance	3,057,451	7,521,820	33,098,040
Cash flow items
Proceeds	76
Payments	(2,048,327)	(2,114,046)	(2,246,089)
Non-cash flow items
Movement in accrued interest	55,388	1,547,872	2,397,775
Derecognition or substantial modification of financial liabilities		(209,458)	29,427
Difference in quoted prices of foreign currency	308,697		11,435,578
Monetary effects	(454,182)	(1,819,287)	(10,414,439)

Ending balance	919,103	4,926,901	34,300,292